UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Institutional Investment Manager Filing this Report:

Name:     Levy Harkins & Co., Inc.
Address:  366 Madison Avenue, 14th FL
          New York, N.Y. 10017

13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:     Lucia LoScalzo
Title:    Office Manager
Phone:    (212) 888-3030

Signature,                   Place, and Date of Signing:

/s/ Lucia LoScalzo           366 Madison Avenue, NYC 10017, October 22, 2008
---------------------        -----------------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:   $144,450

List of Other Included Managers:

FORM 13F INFORMATION TABLE


      I                             II             III            IV           V           VI          VII            VIII
Name of Issuer                 Title of Class     CUSIP       valuex$1000    Shares    Discretion  Other Manag.  Voting Authority.
--------------                 --------------   -----------   -----------    ------    ----------  ------------  -----------------
American Express               COM              025816 10 9      9,532         269,033    Sole         None             None
Berkshire Hathaway             CL B             084670 20 7     20,428           4,648    Sole         None             None
Boeing Company                 COM              097023 10 5      8,561         149,285    Sole         None             None
Burlington Northern Santa Fe   COM              12189T 10 4      9,848         106,549    Sole         None             None
Cameco, Inc.                   COM              13321L 10 8      4,841         217,006    Sole         None             None
Caterpillar Inc.               COM              149123 10 1      8,963         150,390    Sole         None             None
Cognizant Technologies Solu.   CL A             192446 10 2      4,832         211,653    Sole         None             None
Danaher Corp.                  COM              235851 10 2      3,157          45,500    Sole         None             None
Deere & Co.                    COM              244199 10 5      5,697         115,095    Sole         None             None
Enerplus Resources Fund        Unit TR G New    29274D 60 4      5,235         140,775    Sole         None             None
Gaiam Inc.                     CL A             36268Q 10 3      3,348         315,812    Sole         None             None
JP Morgan Chase & Co.          COM              46625H 10 0      6,377         136,555    Sole         None             None
Metropolitan Health Networks   COM              592142 10 3      3,188       1,678,000    Sole         None             None
McDonald's Corp                COM              580135 10 1      9,510         154,135    Sole         None             None
Nike Inc.                      CL B             654106 10 3     11,703         174,930    Sole         None             None
Orbcomm, Inc.                  COM              68555p 10 0      5,745       1,165,313    Sole         None             None
Qualcomm Inc.                  COM              747525 10 3     10,565         245,865    Sole         None             None
Tupperware Brands Corp.        COM              899896 10 4      5,293         191,595    Sole         None             None
Worldpoint Terminals           COM              981912 20 7      7,627         722,100    Sole         None             None